Inventories - Summary of Inventories (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [abstract]
Inventories recognized as cost of sales	$ 678,994,139	$ 765,038,494	$ 1,115,363,647